Long-Term Debt	6 Months Ended
Jun. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt
6. Long-Term Debt

As of June 30, 2017 and December 31, 2016 the Partnership's long-term debt consisted of the following:

	Bank loans	As of June 30, 2017	As of December 31, 2016	Margin
(i)	Issued in March 2007 maturing in December 2019 (the “2007 credit facility”)	185,975	185,975	3.00%
(ii)	Issued in March 2008 maturing in December 2019 (the “2008 credit facility”)	181,641	181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 (the “2011 credit facility”)	14,000	14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 (the “2013 credit facility”)	198,969	207,646	3.50%
(v)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	15,750	2.50%
	Total long-term debt	$596,335	$605,012
	Less: Deferred loan issuance costs	2,354	2,825
	Total long-term debt, net	$593,981	$602,187
	Less: Current portion of long-term debt	97,893	40,534
	Add: Current portion of deferred loan issuance costs	923	966
	Long-term debt, net	$497,011	$562,619

Details of the Partnership's credit facilities are discussed in Note 7 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2016.

On May 22, 2017, the Partnership entered into a firm offer letter for a new senior secured term loan facility (the “New Facility”) for an aggregate principal amount of up to $460,000 with a syndicate of lenders led by HSH Nordbank AG (“HSH”) and ING Bank N.V. (“ING”). We intend to use the net proceeds of the loans under the New Facility, together with available cash to refinance four of the Partnership's existing credit facilities: (i) the 2007 credit facility, (ii) the 2008 credit facility, (iii) the 2011 credit facility and (iv) the 2013 credit facility. The New Facility has a six year maturity from drawdown, but it will be repayable in any event no later than November 2023. The New Facility is comprised of two tranches. Tranche A amounts to the lower of (i) $259,000 and (ii) 57.5% of the value of 11 of the Partnership's vessels, and shall be repaid in 24 equal quarterly instalments of up to $4,833 in addition to a balloon instalment of $143,008 (payable together with the final quarterly instalment). Tranche B amounts to the lower of (i) $201,000 and (ii) 57.5% of the value of 24 of the Partnership's vessels, and shall be repaid fully in 24 equal quarterly instalments of up to $8,375. The loans drawn under the New Facility will bear interest at LIBOR plus a margin of 3.25%. The Partnership's covenants under the New Facility are substantially similar to covenants made under the Partnership's existing credit facilities and do not contain any restrictions on distributions to our unit holders in the absence of an event of default.
During the six-month period ended June 30, 2017 the Partnership repaid the amount of $8,677 in line with the amortization schedule of its 2013 credit facility. As of June 30, 2017 there were no undrawn amounts under the Partnership's credit facilities.

As of June 30, 2017 and December 31, 2016 the Partnership was in compliance with all financial debt covenants.
For the six-month periods ended June 30, 2017 and 2016 interest expense amounted to $12,481 and $11,055, respectively. For the six-month periods ended June 30, 2017 and 2016 the weighted average interest rate of the Partnership's loan facilities was 4.14% and 3.70% respectively.